Subsequent event (Details) - Subsequent event - Share Repurchase Program, May 2017 $ in Billions	1 Months Ended
May 31, 2017 USD ($)
Subsequent event
Amount authorized per the share repurchase program	$ 6.0
Period in force	2 years